Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non- Current
Supplies	$ 294	$ 314
Total non-current inventories	294	314
Current
Supplies	6,390	4,725
Oil and byproducts	8,341	6,681
Others	4	4
Total current inventories	$ 14,735	$ 11,410